Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
Loans receivable, net, at December 31, 2021 and 2020 are summarized below.

	December 31,
	2021		2020
	Balance	% of Total Gross Loans	Balance	% of Total Gross Loans
Residential Real Estate Loans	$55,977,999	10.9%	$66,709,742	13.5%
Consumer Loans	59,256,394	11.6%	55,335,425	11.2%
Commercial Business Loans	29,287,265	5.7%	19,704,862	4.0%
Commercial Real Estate Loans	353,356,712	69.1%	299,299,647	60.6%
Paycheck Protection Program ("PPP") Loans	9,751,812	1.9%	47,105,618	9.5%
Total Loans Held For Investment	507,630,182	99.2%	488,155,294	98.8%
Loans Held For Sale	4,038,414	0.8%	5,693,400	1.2%
Total Loans Receivable, Gross	$511,668,596	100.0%	$493,848,694	100.0%
Less:
Allowance For Loan Losses	11,087,164		12,842,896
Deferred Loan Fees	1,084,623		1,838,426
	12,171,787		14,681,322
Total Loans Receivable, Net	$499,496,809		$479,167,372

Financing Receivable Credit Quality Indicators
The following tables summarize the loan grades used by the Bank to measure the credit quality of gross loans receivable, excluding those held for sale, by loan segment at December 31, 2021 and 2020.

December 31, 2021	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$42,220,385	$11,501,275	$153,505	$2,102,834	$55,977,999
Consumer	46,895,253	10,775,951	832,463	752,727	59,256,394
Commercial Business	24,191,552	4,720,925	54,380	320,408	29,287,265
Commercial Real Estate	273,409,226	62,168,249	14,021,326	3,757,911	353,356,712
PPP	9,751,812	—	—	—	9,751,812
Total	$396,468,228	$89,166,400	$15,061,674	$6,933,880	$507,630,182

December 31, 2020	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$53,240,147	$9,675,300	$799,446	$2,994,849	$66,709,742
Consumer	42,926,887	10,525,814	891,107	991,617	55,335,425
Commercial Business	15,315,677	3,851,517	309,100	228,568	19,704,862
Commercial Real Estate	221,696,863	56,642,660	16,349,302	4,610,822	299,299,647
PPP	47,105,618	—	—	—	47,105,618
Total	$380,285,192	$80,695,291	$18,348,955	$8,825,856	$488,155,294

Past Due Financing Receivables
The following tables present an age analysis of past due balances by category at December 31, 2021 and 2020.

	December 31, 2021
	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$—	$241,680	$205,713	$447,393	$55,530,606	$55,977,999
Consumer	273,764	65,788	53,178	392,730	58,863,664	59,256,394
Commercial Business	79,381	133,610	—	212,991	29,074,274	29,287,265
Commercial Real Estate	367,344	354,412	372,406	1,094,162	352,262,550	353,356,712
PPP	—	—	—	—	9,751,812	9,751,812
Total	$720,489	$795,490	$631,297	$2,147,276	$505,482,906	$507,630,182

	December 31, 2020
	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$—	$152,634	$160,152	$312,786	$66,396,956	$66,709,742
Consumer	292,498	30,610	91,870	414,978	54,920,447	55,335,425
Commercial Business	49,554	—	7,152	56,706	19,648,156	19,704,862
Commercial Real Estate	735,456	346,850	550,409	1,632,715	297,666,932	299,299,647
PPP	—	—	—	—	47,105,618	47,105,618
Total	$1,077,508	$530,094	$809,583	$2,417,185	$438,632,491	$488,155,294

Schedule of Financing Receivables, Non Accrual Status
The following table shows non-accrual loans by category at December 31, 2021 compared to 2020.

	December 31, 2021		December 31, 2020		Increase (Decrease)
	Amount	Percent (1)	Amount	Percent (1)	$	%
Non-accrual Loans:
Residential Real Estate	$1,332,106	0.3%	$1,682,240	0.4%	$(350,134)	(20.8)%
Consumer	150,480	—	402,878	0.1	(252,398)	(62.6)
Commercial Business	64,479	—	100,408	—	(35,929)	(35.8)
Commercial Real Estate	1,136,322	0.2	939,946	0.2	196,376	20.9
Total Non-accrual Loans	$2,683,387	0.5%	$3,125,472	0.7%	$(442,085)	(14.1)%
(1) PERCENT OF GROSS LOANS RECEIVABLE HELD FOR INVESTMENT, NET OF DEFERRED FEES

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent
The tables below show the allowance for loan losses by loan category for the years ended December 31, 2021, 2020 and 2019.

	For the Year Ended December 31, 2021
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,528,948	$1,298,655	$1,165,033	$8,850,260	$12,842,896
Provision	(597,159)	(201,384)	106,569	(1,712,143)	(2,404,117)
Charge-Offs	—	(129,923)	(6,699)	—	(136,622)
Recoveries	41,496	107,003	2,711	633,797	785,007
Ending Balance	$973,285	$1,074,351	$1,267,614	$7,771,914	$11,087,164

	For the Year Ended December 31, 2020
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,390,594	$1,210,849	$544,764	$6,079,367	$9,225,574
Provision	136,063	251,948	655,317	2,556,672	3,600,000
Charge-Offs	(9)	(226,760)	(35,048)	(19,453)	(281,270)
Recoveries	2,300	62,618	—	233,674	298,592
Ending Balance	$1,528,948	$1,298,655	$1,165,033	$8,850,260	$12,842,896

	For the Year Ended December 31, 2019
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,191,443	$1,203,593	$923,600	$5,853,081	$9,171,717
Provision	227,624	324,394	(392,817)	215,799	375,000
Charge-Offs	(34,599)	(432,003)	(1,132)	(517,583)	(985,317)
Recoveries	6,126	114,865	15,113	528,070	664,174
Ending Balance	$1,390,594	$1,210,849	$544,764	$6,079,367	$9,225,574

Allowance for Credit Losses on Financing Receivables
The following tables summarize the impaired loans evaluated individually and collectively for impairment within the allowance for loan losses and loans receivable balances at December 31, 2021 and 2020.

	Allowance For Loan Losses			Loans Receivable
December 31, 2021	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$—	$973,285	$973,285	$1,128,452	$54,849,547	$55,977,999
Consumer	—	1,074,351	1,074,351	97,302	59,159,092	59,256,394
Commercial Business	—	1,267,614	1,267,614	31,446	29,255,819	29,287,265
Commercial Real Estate	—	7,771,914	7,771,914	1,066,107	352,290,605	353,356,712
PPP	—	—	—	—	9,751,812	9,751,812
Total	$—	$11,087,164	$11,087,164	$2,323,307	$505,306,875	$507,630,182

December 31, 2020
Residential Real Estate	$—	$1,528,948	$1,528,948	$1,284,303	$65,425,439	$66,709,742
Consumer	—	1,298,655	1,298,655	161,869	55,173,556	55,335,425
Commercial Business	—	1,165,033	1,165,033	53,047	19,651,815	19,704,862
Commercial Real Estate	—	8,850,260	8,850,260	720,111	298,579,536	299,299,647
PPP	—	—	—	—	47,105,618	47,105,618
Total	$—	$12,842,896	$12,842,896	$2,219,330	$485,935,964	$488,155,294

Impaired Financing Receivables
The following tables present information related to impaired loans by loan category as of and for the years ended December 31, 2021, 2020 and 2019.

	December 31, 2021
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$1,128,452	$1,128,452	$—	$1,275,540	$4,139
Consumer	97,302	105,602	—	142,602	—
Commercial Business	31,446	926,446	—	46,093	—
Commercial Real Estate	1,066,107	1,211,527	—	1,108,041	18,060
Total	$2,323,307	$3,372,027	$—	$2,572,276	$22,199

	December 31, 2020
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$1,284,303	$1,284,303	$—	$1,877,590	$24,597
Consumer	161,869	170,169	—	210,722	1,591
Commercial Business	53,047	948,046	—	58,597	—
Commercial Real Estate	720,111	865,531	—	1,717,842	56,737
Total	$2,219,330	$3,268,049	$—	$3,864,751	$82,925

	December 31, 2019
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$1,086,433	$1,086,433	$—	$1,322,609	$—
Consumer	184,402	192,702	—	1,106,795	—
Commercial Business	64,406	959,406	—	71,422	—
Commercial Real Estate	1,894,642	2,066,862	—	3,893,786	54,372
Total	$3,229,883	$4,305,403	$—	$6,394,612	$54,372

Troubled Debt Restructurings on Financing Receivables
In the course of resolving delinquent loans, the Bank may choose to restructure the contractual terms of certain loans. A troubled debt restructuring ("TDR") is a restructuring in which the Bank, for economic or legal reasons related to a borrower’s financial difficulties, grants a concession to a borrower that it would not otherwise consider (FASB ASC Topic 310-40).  The concessions granted on TDRs generally include terms to reduce the interest rate, extend the term of the debt obligation, or modify the payment structure on the debt obligation. The Bank grants such concessions to reassess the borrower’s financial status and develop a plan for repayment.
At the date of modification, TDRs are initially classified as nonaccrual TDRs. They are returned to accruing status when there is economic substance to the restructuring, there is documented credit evaluation of the borrower's financial condition, the remaining balance is reasonably assured of repayment in accordance with its modified terms, and the borrower has demonstrated sustained repayment performance in accordance with the modified terms for a reasonable period of time (generally a minimum of six months).